Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	R$ 23,310,197	R$ 16,046,218
Financial investments	911,378	1,533,004
Trade receivables	2,900,998	3,269,764
Inventories	10,439,741	9,557,578
Recoverable taxes	1,367,316	1,744,074
Other assets	856,063	927,062
Total current assets	39,785,693	33,077,700
Long-term assets
Financial investments	169,977	251,299
Deferred taxes	7,345,326	5,033,634
Inventories	1,761,172	1,412,103
Recoverable taxes	2,799,951	2,537,423
Other assets	5,232,370	5,310,491
Total long-term assets	17,308,796	14,544,950
Investments	5,948,051	5,443,131
Property, plant and equipment	30,426,023	27,927,458
Intangible assets	10,438,091	10,536,481
Total non-current assets	64,120,961	58,452,020
TOTAL ASSETS	103,906,654	91,529,720
Current
Borrowings and financing	8,821,679	7,613,367
Payroll and related taxes	560,695	469,247
Trade payables	7,030,734	7,739,520
Taxes payables	719,253	864,609
Provision for tax, social security, labor and civil risks	132,112	36,000
Dividends and interest on equity payable	61,965	80,624
Advances from customers	3,648,639	2,063,509
Trade payables – Forfaiting	2,902,593	4,209,434
Other payables	1,238,805	1,940,793
Total current liabilities	25,116,475	25,017,103
Non-Current
Borrowings and financing	48,092,942	37,245,708
Deferred taxes	541,329	304,002
Provision for tax, social security, labor and civil risks	1,245,590	1,306,870
Pension and healthcare plan	473,046	513,902
Provisions for environmental liabilities and decommissioning	1,133,363	1,018,805
Other payables	11,844,793	6,438,492
Total non-current liabilities	63,331,063	46,827,779
Shareholders’ equity
Paid-in capital	10,240,000	10,240,000
Capital reserves	2,056,970	32,720
Earnings reserves	640,460	4,912,311
Legal reserve	1,158,925	1,158,925
Other comprehensive income	(1,824,917)	1,156,719
Total shareholders' equity of controlling shareholders	12,271,438	17,500,675
Non-controlling interests	3,187,678	2,184,163
Total shareholders' equity	15,459,116	19,684,838
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 103,906,654	R$ 91,529,720